Employee benefit plans - Plan Assets (Details) - Defined Benefit Pension Plans - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair values of plan assets
Total	€ (501,483)	€ (485,272)
Equity investments
Fair values of plan assets
Index funds	71,805	81,063
Fixed income investments
Fair values of plan assets
Government securities	5,318	2,373
Corporate bonds	199,232	209,011
Other bonds	3,865	5,339
U.S. treasury money market funds	10,938	28,780
Other types of investments
Fair values of plan assets
Cash, money market and mutual funds	98	97
Level 1 | Equity investments
Fair values of plan assets
Index funds	(332)	(1,994)
Level 1 | Fixed income investments
Fair values of plan assets
Government securities	4,903	1,804
U.S. treasury money market funds	10,938	28,780
Level 1 | Other types of investments
Fair values of plan assets
Cash, money market and mutual funds	98	97
Level 2 | Equity investments
Fair values of plan assets
Index funds	72,137	83,057
Level 2 | Fixed income investments
Fair values of plan assets
Government securities	415	569
Corporate bonds	199,232	209,011
Other bonds	3,865	5,339
Plan assets
Fair values of plan assets
Total	291,256	326,663	€ 239,056
Plan assets | Level 1
Fair values of plan assets
Total	15,607	28,687
Plan assets | Level 2
Fair values of plan assets
Total	€ 275,649	€ 297,976